UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Chemicals — 11.3%
475,000	Monsanto Co.	$52,962,500
486,200	Praxair, Inc.	40,952,626

		93,915,126

	Commercial Banks — 5.3%
1,933,000	Banco Itau Holding Financeira SA, ADR	43,995,080

	Computers & Peripherals — 10.1%
830,000	Hewlett-Packard Co.	37,897,800
400,000	IBM Corp.	46,056,000

		83,953,800

	Diversified Financial Services — 3.6%
1,400,000	Citigroup, Inc.	29,988,000

	Energy Equipment & Services — 9.4%
650,000	Halliburton Co.(b)	25,564,500
600,000	Schlumberger, Ltd.	52,200,000

		77,764,500

	Hotels, Restaurants & Leisure — 5.4%
810,000	McDonald’s Corp.	45,173,700

	Industrial Conglomerates — 4.7%
1,050,000	General Electric Co.	38,860,500

	Insurance — 4.1%
780,000	American International Group, Inc.(b)	33,735,000

	IT Services — 6.4%
240,000	Mastercard, Inc., Class A(b)	53,517,600

	Metals & Mining — 18.9%
1,200,000	Alcoa, Inc.	43,272,000
822,000	Barrick Gold Corp.	35,715,900
1,110,000	Companhia Vale do Rio Doce, ADR	38,450,400
96,700	Rio Tinto PLC, Sponsored ADR(b)	39,824,928

		157,263,228

	Oil, Gas & Consumable Fuels — 8.7%
705,000	Petroleo Brasileiro SA, ADR	71,987,550

	Personal Products — 4.8%
1,000,000	Avon Products, Inc.	39,540,000

	Wireless Telecommunication Services — 6.1%
795,000	America Movil SAB de CV, Series L, ADR	50,633,550

	Total Common Stocksst (Identified Cost $723,913,417)	820,327,634

Principal Amount / Shares
Short-Term Investments — 12.3%
$11,240,000	American Express Credit Corp., Commercial Paper, 2.250%, due 4/01/2008	11,240,000
91,118,230	State Street Navigator Securities Lending Prime Portfolio(c)	91,118,230

	Total Short-Term Investments (Identified Cost $102,358,230)	102,358,230

	Total Investments — 111.1% (Identified Cost $826,271,647)(a)	922,685,864
	Other assets less liabilities—(11.1)%	(92,468,281)

	Net Assets — 100%	$830,217,583

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

1

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $826,271,647 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$123,152,728
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(26,738,511)

Net unrealized appreciation	$96,414,217

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $90,991,209 and $91,118,230, respectively.

(c)	Represents investment of securities lending collateral.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$922,685,864
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$922,685,864

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

2

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Metals & Mining	18.9%
Chemicals	11.3
Computers & Peripherals	10.1
Energy Equipment & Services	9.4
Oil, Gas & Consumable Fuels	8.7
IT Services	6.4
Wireless Telecommunication Services	6.1
Hotels, Restaurants & Leisure	5.4
Commercial Banks	5.3
Personal Products	4.8
Industrial Conglomerates	4.7
Insurance	4.1
Diversified Financial Services	3.6

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Australia — 3.3%
38,960	BHP Billiton, Ltd.	$1,280,264
13,064	Rio Tinto, Ltd.(b)	1,467,554
53,598	Westpac Banking Corp.	1,169,791
28,972	Woodside Petroleum, Ltd.	1,439,758

		5,357,367

	Austria — 0.6%
16,196	Erste Bank Der Oesterreichischen Sparkassen AG(c)	1,050,508

	Brazil — 4.5%
40,132	Banco Itau Holding Financeira SA, ADR	913,404
12,766	Companhia de Bebidas das Americas, Preferred ADR	964,471
49,913	Companhia Energetica de Minas Gerais, ADR(b)	900,431
50,697	Companhia Vale do Rio Doce, ADR	1,756,144
26,905	Petroleo Brasileiro SA, ADR	2,747,270

		7,281,720

	Canada — 3.4%
17,236	Bank of Nova Scotia	781,661
43,449	Cameco Corp.	1,431,210
16,499	IGM Financial, Inc.	726,377
37,141	Manulife Financial Corp.	1,410,615
12,706	Suncor Energy, Inc.	1,224,223

		5,574,086

	Cayman Islands — 0.6%
870,000	Agile Property Holdings Ltd.	926,673

	China — 2.4%
11,859	China Medical Technologies, Inc., Sponsored ADR(b)	487,286
29,500	China Mobile, Ltd.	443,229
84,500	China Shenhua Energy Co., Ltd	341,647
278,000	Cosco Pacific, Ltd.	551,363
1,976,410	Denway Motors, Ltd.	844,967
28,491	Focus Media Holding Ltd.(b)(c)	1,001,459
49,000	Weichai Power Co., Ltd., Class H	184,067

		3,854,018

	Denmark — 1.3%
19,705	Vestas Wind Systems A/S(c)	2,169,054

	France — 9.9%
82,162	Axa(b)	2,971,552
10,607	BNP Paribas(b)	1,069,527
25,698	Carrefour SA(b)	1,982,892
12,519	Electricite de France	1,088,985
17,762	Iliad SA(b)	1,767,935
8,004	LVMH Moet Hennessy Louis Vuitton SA	890,426
5,834	PPR	865,025
9,954	Schneider Electric SA(b)	1,285,873
42,279	Societe Television Franciase 1(b)	931,554
19,194	Suez SA	1,258,110
16,474	Total SA	1,220,458
20,887	Vivendi SA	817,017

		16,149,354

	Germany — 7.1%
43,480	Adidas AG(b)	2,868,962
9,224	Bayer AG	738,808
28,247	Commerzbank AG	883,198
5,155	Deutsche Boerse AG	830,814
4,462	E.ON AG(b)	825,586
6,400	Merck KGaA(b)	788,333
27,239	SAP AG(b)	1,353,351
20,529	SAP AG, ADR(b)	1,017,623
12,286	Siemens AG (Registered)	1,332,426
4,209	Wacker Chemie AG	862,382

		11,501,483

	Greece — 1.2%
27,965	Folli - Follie SA	935,905
21,152	National Bank of Greece SA	1,113,591

		2,049,496

	Hong Kong — 1.6%
144,200	Esprit Holdings, Ltd.	1,750,705
598,000	Foxconn International Holdings, Ltd.(c)	812,332

		2,563,037

	India — 2.0%
10,633	HDFC Bank, Ltd., ADR(b)	1,044,586
60,426	Infosys Technologies, Ltd., ADR(b)	2,161,438

		3,206,024

	Israel — 0.6%
22,590	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,043,432

	Italy — 3.9%
37,089	ENI SpA	1,262,482
64,726	Saipem SpA(b)	2,623,942
367,916	UniCredito Italiano SpA	2,465,116

		6,351,540

	Japan — 13.5%
137,000	Bank of Yokohama (The), Ltd.	937,458
17,200	Canon, Inc.	802,266
24,700	Denso Corp.	805,233
45,000	NGK Insulators, Ltd.	804,967
12,100	Nidec Corp.	746,664
6,400	Nintendo Co., Ltd.(b)	3,348,508
22,300	Nitto Denko Corp.	948,179
70,900	Nomura Holdings, Inc.	1,067,372
7,770	ORIX Corp.(b)	1,071,609
40,100	Promise Co., Ltd.(b)	1,159,815
31,700	Shin-Etsu Chemical Co., Ltd.	1,650,643
43,000	Shionogi & Co., Ltd.	739,504
8,700	SMC Corp.	924,252
92,300	Sumitomo Corp.(b)	1,230,254
201,000	Sumitomo Trust & Banking Co., Ltd.(b)	1,392,989
45,300	THK Co., Ltd.	786,288
131,000	Toshiba Corp.(b)	880,414
20,400	Toyota Motor Corp.	1,030,767
11,100	Yamada Denki Co., Ltd.(b)	967,778
70,000	Yaskawa Electric Corp.	670,322

		21,965,282

1

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Kazakhstan — 0.3%
21,611	Eurasian Natural Resources Corp.(c)	$422,469

	Korea — 2.0%
11,773	Kookmin Bank, Sponsored ADR	659,876
2,398	Samsung Electronics Co., Ltd.	1,516,381
3,559	Samsung Electronics Co., Ltd., GDR, 144A	1,111,298

		3,287,555

	Luxembourg — 1.4%
10,513	ArcelorMittal	861,073
14,884	Millicom International Cellular S.A.(b)(c)	1,407,282

		2,268,355

	Mexico — 1.7%
26,159	America Movil SAB de CV, Series L, ADR	1,666,067
25,804	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)	1,065,705

		2,731,772

	Netherlands — 1.1%
18,317	ING Groep NV	684,788
27,798	Koninklijke (Royal) Philips Electronics NV	1,065,775

		1,750,563

	Norway — 1.4%
43,344	Renewable Energy Corp. A/S(b)(c)	1,220,760
47,700	Subsea 7, Inc.(b)(c)	1,077,878

		2,298,638

	Russia — 3.7%
17,716	Evraz Group SA, GDR, 144A	1,528,891
15,057	LUKOIL, ADR	1,291,891
53,540	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,507,151
24,892	OAO Gazprom, Sponsored ADR	1,269,492
3,890	Wimm-Bill-Dann Foods, ADR	398,647

		5,996,072

	Singapore — 1.8%
92,000	DBS Group Holdings, Ltd.	1,211,488
126,000	Keppel Corp., Ltd.(b)	917,226
206,000	Keppel Land, Ltd.	838,269

		2,966,983

	South Africa — 0.5%
53,489	MTN Group, Ltd.	813,109

	Spain — 3.4%
65,661	Banco Bilbao Vizcaya Argentaria SA(b)	1,443,900
142,453	Banco Santander Central Hispano SA	2,837,942
46,503	Telefonica SA	1,336,124

		5,617,966

	Switzerland — 9.6%
58,814	ABB, Ltd.	1,585,164
37,336	Credit Suisse Group	1,901,069
12,414	Holcim, Ltd. (Registered)	1,303,888
8,155	Lonza Group AG	1,081,882
5,026	Nestle SA	2,512,208
4,451	Nobel Biocare Holding AG	1,036,548
33,174	Novartis AG	1,702,292
11,967	Roche Holding AG	2,255,418
3,661	Syngenta AG	1,069,541
8,168	Synthes, Inc.(c)	1,141,964

		15,589,974

	Taiwan — 0.6%
495,619	Taiwan Semiconductor Manufacturing Co., Ltd.	1,025,671

	United Kingdom — 13.0%
496,043	ARM Holdings PLC(b)	866,341
13,386	AstraZeneca PLC	502,109
82,275	Autonomy Corp. PLC(c)	1,502,232
44,505	BHP Billiton PLC	1,310,845
151,147	British Sky Broadcasting PLC	1,671,191
35,942	GlaxoSmithKline PLC	760,253
67,567	HBOS PLC	751,679
69,400	HSBC Holdings PLC	1,138,270
104,281	ICAP PLC	1,178,463
128,546	Man Group PLC	1,415,018
192,544	Michael Page International PLC	1,156,208
111,358	Prudential PLC	1,470,300
16,824	Reckitt Benckiser Group PLC	932,950
137,633	Smith & Nephew PLC	1,822,579
315,276	Tesco PLC	2,376,108
487,959	Vodafone Group PLC	1,450,421
34,481	Wellstream Holdings PLC(c)	899,267

		21,204,234

	Total Common Stocks (Identified Cost $132,714,590)	157,016,435

Preferred Stocks — 1.8%
	Brazil — 1.1%
64,407	Companhia Vale do Rio Doce, Sponsored ADR(b)	1,877,464

	Germany — 0.7%
5,754	Fresenius SE-PFD	479,435
13,327	Henkel KGaA	615,210

		1,094,645

	Total Preferred Stocks (Identified Cost $1,791,441)	2,972,109

Exchange Traded Funds — 0.8%
	United States — 0.8%
16,441	iShares MSCI EAFE Index Fund(b)	1,182,108
1,073	iShares MSCI Emerging Markets Index	144,190

		1,326,298

	Total Exchange Traded Funds (Identified Cost $1,315,173)	1,326,298

Short-Term Investments — 21.9%
34,100,713	State Street Navigator Securities Lending Prime Portfolio(d)	34,100,713

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — continued
$ 1,645,587	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.25% to be repurchased at $1,645,644 on 4/01/2008, collateralized by $1,615,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $1,685,656 including accrued interest(e)	$1,645,587

	Total Short-Term Investments (Identified Cost $35,746,300)	35,746,300

	Total Investments — 120.9% (Identified Cost $171,567,504)	197,061,142
	Other assets less liabilities—(20.9)%	(34,110,069)

	Net Assets — 100%	$162,951,073

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2008, approximately 63.1% of the market value of the investments for the Hansberger International Fund was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment companies.)

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $171,567,504 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,082,404
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,588,766)

Net unrealized appreciation	$25,493,638

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $32,568,656 and $34,100,713, respectively.

(c)	Non-income producing security.

(d)	Represents investments of security lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,640,189 or 1.6% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$72,817,309
Level 2 - Other Significant Observable Inputs	124,243,833
Level 3 - Significant Unobservable Inputs	—

Total	$197,061,142

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

4

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Commercial Banks	12.8%
Oil, Gas & Consumable Fuels	7.5
Metals & Mining	7.1
Pharmaceuticals	4.8
Software	4.4
Capital Markets	3.9
Electrical Equipment	3.8
Insurance	3.6
Wireless Telecommunication Services	3.6
Food & Staples Retailing	3.3
Chemicals	3.2
Health Care Equipment & Supplies	3.1
Textiles, Apparel & Luxury Goods	2.9
Energy Equipment & Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Media	2.7
Industrial Conglomerates	2.0
Other, less than 2% each	24.7

5

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 39.0% of Net Assets
	Auto Components — 0.1%
5,840	Superior Industries International, Inc.(b)	$121,180

	Automobiles — 0.1%
6,167	General Motors Corp.(b)	117,481

	Banks — 5.7%
7,598	Associated Banc Corp.(b)	202,335
5,830	Bank of Hawaii Corp.(b)	288,935
9,290	BB&T Corp.(b)	297,837
14,171	Citizens Republic Bancorp, Inc.(b)	176,146
8,938	Colonial BancGroup, Inc.(b)	86,073
10,022	Comerica, Inc.(b)	351,572
11,021	F N B Corp.(b)	172,038
10,329	Fifth Third Bancorp(b)	216,083
6,437	First Bancorp(b)	65,400
15,136	First Horizon National Corp.(b)	212,055
9,691	FirstMerit Corp.(b)	200,216
9,220	Fulton Financial Corp.(b)	113,314
12,461	Huntington Bancshares, Inc.(b)	133,956
10,646	KeyCorp(b)	233,680
16,382	National City Corp.(b)	163,001
7,421	Pacific Capital Bancorp(b)	159,552
6,274	PNC Financial Services Group, Inc.(b)	411,386
10,399	Popular, Inc.(b)	121,252
9,483	Provident Bankshares Corp.(b)	101,847
10,312	Regions Financial Corp.(b)	203,662
7,095	South Financial Group, Inc.(b)	105,432
7,358	Suntrust Banks, Inc.(b)	405,720
5,816	Synovus Financial Corp.(b)	64,325
9,034	TCF Financial Corp.(b)	161,889
6,279	Trustmark Corp.(b)	139,896
8,100	U.S. Bancorp(b)	262,116
8,340	Umpqua Holdings Corp.(b)	129,353
6,877	UnionBanCal Corp.	337,523
7,511	Valley National Bancorp(b)	144,286
10,417	Wachovia Corp.(b)	281,259
6,703	Wells Fargo & Co.(b)	195,057
6,468	Wilmington Trust Corp.(b)	201,155

		6,338,351

	Building Products — 0.1%
6,894	Masco Corp.(b)	136,708

	Chemicals — 1.0%
6,596	Dow Chemical Co. (The)(b)	243,063
4,612	Eastman Chemical Co.(b)	288,019
4,852	PPG Industries, Inc.(b)	293,594
6,285	RPM International, Inc.(b)	131,608
4,285	Sensient Technologies Corp.(b)	126,365

		1,082,649

	Commercial Services & Supplies — 0.8%
5,321	Avery Dennison Corp.	262,059
5,339	Deluxe Corp.	102,562
6,160	Pitney Bowes, Inc.(b)	215,723
4,680	R. R. Donnelley & Sons Co.	141,851
4,651	Waste Management, Inc.	156,088

		878,283

	Containers & Packaging — 0.2%
1,471	Owens-Illinois, Inc.(c)	83,008
5,152	Sonoco Products Co.(b)	147,502

		230,510

	Distributors — 0.2%
5,086	Genuine Parts Co.	204,559

	Diversified Financial Services — 0.8%
9,962	Bank of America Corp.(b)	377,659
11,792	Citigroup, Inc.(b)	252,585
5,632	JPMorgan Chase & Co.	241,894

		872,138

	Diversified Telecommunication Services — 0.2%
5,782	AT&T, Inc.	221,451

	Electric Utilities — 1.2%
5,900	DPL, Inc.(b)	151,276
4,149	Entergy Corp.(b)	452,573
4,388	FirstEnergy Corp.	301,104
8,011	Pinnacle West Capital Corp.(b)	281,026
4,845	Unisource Energy Corp.(b)	107,850

		1,293,829

	Food Products — 0.3%
4,297	General Mills, Inc.	257,304
4,573	Sara Lee Corp.	63,931

		321,235

	Gas Utilities — 0.6%
7,457	AGL Resources, Inc.(b)	255,925
7,167	Nicor, Inc.(b)	240,166
5,243	Oneok, Inc.	233,995

		730,086

	Hotels, Restaurants & Leisure — 0.5%
11,500	Starwood Hotels & Resorts Worldwide, Inc.	595,125

	Household Durables — 0.3%
7,307	D.R. Horton, Inc.(b)	115,085
375	KB Home(b)	9,274
11,100	La-Z-Boy, Inc.(b)	92,574
8,852	Leggett & Platt, Inc.(b)	134,993

		351,926

	Household Products — 0.3%
4,986	Kimberly-Clark Corp.	321,846

	Insurance — 1.3%
8,127	Arthur J Gallagher & Co.(b)	191,960
5,970	Cincinnati Financial Corp.	227,099
5,432	Commerce Group, Inc.(b)	195,878
4,750	Lincoln National Corp.(b)	247,000
7,464	Old Republic International Corp.(b)	96,360
6,702	Unitrin, Inc.(b)	236,848
7,929	Zenith National Insurance Corp.(b)	284,334

		1,479,479

	Leisure Equipment & Products — 0.1%
6,178	Mattel, Inc.	122,942

	Machinery — 0.1%
6,413	Briggs & Stratton Corp.(b)	114,793

	Media — 0.4%
7,239	Gannett Co., Inc.(b)	210,293

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Media — continued
9,068	Lee Enterprises, Inc.(b)	$90,771
9,163	New York Times Co., Class A(b)	172,997

		474,061

	Multi Utilities — 1.1%
5,410	Black Hills Corp.(b)	193,570
6,053	Centerpoint Energy, Inc.(b)	86,376
7,495	DTE Energy Co.(b)	291,481
7,472	Energy East Corp.(b)	180,225
8,313	NiSource, Inc.(b)	143,316
7,074	PNM Resources, Inc.(b)	88,213
6,775	SCANA Corp.(b)	247,829

		1,231,010

	Oil, Gas & Consumable Fuels — 0.3%
4,078	Chevron Corp., ADR(b)	348,098

	Paper & Forest Products — 0.1%
4,882	Meadwestvaco Corp.	132,888

	Pharmaceuticals — 0.7%
6,668	Bristol-Myers Squibb Co.	142,028
5,094	Eli Lilly & Co.	262,799
4,182	Merck & Co., Inc.	158,707
8,106	Pfizer, Inc.	169,659

		733,193

	REITs - Apartments — 3.2%
12,500	Apartment Investment & Management Co., Class A(b)	447,625
9,000	AvalonBay Communities, Inc.(b)	868,680
12,500	Camden Property Trust(b)	627,500
35,000	Equity Residential(b)	1,452,150
7,600	UDR, Inc.(b)	186,352

		3,582,307

	REITs - Diversified — 1.2%
12,300	BioMed Realty Trust, Inc.(b)	293,847
12,500	Vornado Realty Trust(b)	1,077,625

		1,371,472

	REITs - Healthcare — 1.2%
5,500	HCP, Inc.(b)	185,955
5,800	Healthcare Realty Trust, Inc.(b)	151,670
19,000	Nationwide Health Properties, Inc.(b)	641,250
20,000	Omega Healthcare Investors, Inc.	347,200

		1,326,075

	REITs - Hotels — 0.9%
22,000	Ashford Hospitality Trust(b)	124,960
2,500	Hospitality Properties Trust(b)	85,050
50,000	Host Hotels & Resorts, Inc.(b)	796,000

		1,006,010

	REITs - Industrial — 2.6%
11,000	AMB Property Corp.	598,620
48,500	DCT Industrial Trust, Inc.(b)	483,060
13,500	First Potomac Realty Trust(b)	207,495
21,500	Liberty Property Trust	668,865
12,500	ProLogis(b)	735,750
4,000	PS Business Parks, Inc.	207,600

		2,901,390

	REITs - Office — 2.9%
14,700	Boston Properties, Inc.(b)	1,353,429
20,000	Brandywine Realty Trust(b)	339,200
11,500	Corporate Office Properties Trust(b)	386,515
4,000	Digital Realty Trust, Inc.(b)	142,000
12,900	Dupont Fabros Technology, Inc.(b)	212,721
4,100	Highwoods Properties, Inc.	127,387
32,000	HRPT Properties Trust(b)	215,360
8,000	Kilroy Realty Corp.(b)	392,880

		3,169,492

	REITs - Regional Malls — 3.4%
12,500	General Growth Properties, Inc.(b)	477,125
11,000	Macerich Co. (The)	772,970
22,700	Simon Property Group, Inc.	2,109,057
8,700	Taubman Centers, Inc.(b)	453,270

		3,812,422

	REITs - Shopping Centers — 2.8%
8,200	Cedar Shopping Centers, Inc.(b)	95,776
20,500	Developers Diversified Realty Corp.(b)	858,540
9,200	Federal Realty Investment Trust(b)	717,140
11,000	Kimco Realty Corp.(b)	430,870
10,600	Kite Realty Group Trust(b)	148,400
12,700	Regency Centers Corp.	822,452

		3,073,178

	REITs - Storage — 1.4%
18,000	Extra Space Storage, Inc.(b)	291,420
14,000	Public Storage, Inc.(b)	1,240,680

		1,532,100

	REITs - Triple Net Lease — 0.3%
11,500	iStar Financial, Inc.(b)	161,345
6,000	Realty Income Corp.(b)	153,720

		315,065

	Real Estate Operating Companies — 0.5%
27,000	Brookfield Properties Corp.	521,370

	Thrifts & Mortgage Finance — 1.0%
7,372	Astoria Financial Corp.(b)	200,223
7,500	Federal Home Loan Mortgage Corp.(b)	189,900
8,249	First Niagara Financial Group, Inc.(b)	112,104
9,488	New York Community Bancorp, Inc.(b)	172,871
5,423	People’s United Financial, Inc.(b)	93,872
10,849	PFF Bancorp, Inc.(b)	90,264
6,728	Washington Federal, Inc.(b)	153,668
7,039	Washington Mutual, Inc.(b)	72,502

		1,085,404

	Tobacco — 0.8%
6,246	Altria Group, Inc.	138,661
6,246	Philip Morris International, Inc.(c)	315,923
5,913	Universal Corp.(b)	387,479

		842,063

	Trading Companies & Distributors — 0.3%
6,916	Watsco, Inc.(b)	286,461

	Total Common Stocks (Identified Cost $54,829,101)	43,278,630

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 56.8%
	Aerospace & Defense — 1.1%
$115,000	Bombardier, Inc., 7.350%, 12/22/2026 (CAD)	$104,376
1,020,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	953,700
200,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	199,500

		1,257,576

	Airlines — 0.9%
1,547	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 8/02/2009	1,454
1,026,321	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 7/02/2022	954,479

		955,933

	Automotive — 1.6%
115,000	Cummings Engine, Inc., 7.125%, 3/01/2028	113,487
30,000	Ford Motor Co., 6.375%, 2/01/2029	18,000
15,000	Ford Motor Co., 6.500%, 8/01/2018	10,050
1,805,000	Ford Motor Co., 6.625%, 10/01/2028	1,101,050
725,000	Ford Motor Co., 7.450%, 7/16/2031	478,500
25,000	General Motors Corp., 8.250%, 7/15/2023(b)	17,500
10,000	General Motors Corp., 8.375%, 7/15/2033(b)	7,050
40,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	32,600

		1,778,237

	Banks — 2.5%
275,000	Bank of America Corp., 5.750%, 12/01/2017	284,582
110,000,000	Barclays Financial LLC, 144A, 4.060%, 9/16/2010 (KRW)	115,670
300,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011 (KRW)	322,765
123,800,000	Barclays Financial LLC, 144A, 5.780%, 3/23/2009 (KRW)(d)	128,331
700,000	HSBC Bank PLC, 144A, Zero Coupon, 4/18/2012 (MYR)	216,007
437,254	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011	303,892
4,405,000	HSBC Bank USA, 144A, Zero Coupon, 5/17/2012 (MYR)	1,349,526

		2,720,773

	Brokerage — 0.7%
65,000	Goldman Sachs Group, Inc.(The), 5.625%, 1/15/2017	62,356
3,339,258,780	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012 (IDR)	234,492
65,000	JPMorgan Chase & Co., 5.150%, 10/01/2015	63,848
90,000	JPMorgan Chase & Co., 6.125%, 6/27/2017	93,873
160,000	Lehman Brothers Holdings, Inc., 5.750%, 1/03/2017	144,542
100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	79,041
115,000	Merrill Lynch & Co., Inc., 6.400%, 8/28/2017	113,483

		791,635

	Building Materials — 0.6%
170,000	Masco Corp., 5.850%, 3/15/2017	154,814
85,000	Owens Corning, Inc., 6.500%, 12/01/2016	70,465
525,000	USG Corp., 6.300%, 11/15/2016	414,750

		640,029

	Chemicals — 0.2%
45,000	Borden, Inc., 7.875%, 2/15/2023	27,900
10,000	Borden, Inc., 8.375%, 4/15/2016	6,800
25,000	Borden, Inc., 9.200%, 3/15/2021	16,750
200,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	160,000
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	53,350

		264,800

	Commercial MBS — 0.4%
425,000	Wachovia Bank NA, 6.600%, 1/15/2038	393,772

	Commercial Services — 0.0%
40,000	Erac USA Finance Co., 7.000%, 10/15/2037 144A	32,883

	Construction Machinery — 0.3%
380,000	Joy Global, Inc., 6.625%, 11/15/2036	352,328

	Consumer Cyclical Services — 0.4%
435,000	Western Union Co., 6.200%, 11/17/2036(b)	398,166

	Consumer Products — 0.0%
20,000	Hasbro, Inc., Senior Debenture, 6.600%, 7/15/2028	19,453

	Distribution & Wholesale — 0.3%
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016	348,660

	Diversified Financial Services — 0.8%
5,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	4,694
90,000	Bear Stearns Cos., Inc.(The), 5.550%, 1/22/2017(b)	80,355

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Diversified Financial Services — continued
$ 10,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	$9,874
95,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	98,172
40,000	Bear Stearns Cos., Inc. (The), Series B, (MTN), 3.190%, 5/18/2010(d)	37,201
35,000	Citigroup, Inc., 5.000%, 9/15/2014	32,985
145,000	Citigroup, Inc., 5.500%, 2/15/2017	135,823
325,000	Countrywide Financial Corp., 6.250%, 5/15/2016(b)	263,698
245,000	Kar Holdings, Inc., 10.000%, 5/01/2015	211,925

		874,727

	Electric — 0.2%
55,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	49,500
100,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	84,750
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	17,150
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	95,861

		247,261

	Entertainment — 1.1%
800,000	Time Warner, Inc., 6.500%, 11/15/2036	733,945
425,000	Time Warner, Inc., 6.625%, 5/15/2029	398,505
35,000	Time Warner, Inc., 6.950%, 1/15/2028	33,997

		1,166,447

	Food — 0.1%
75,000	Kraft Foods, Inc., 6.500%, 11/01/2031	70,449
30,000	Sara Lee Corp., 6.125%, 11/01/2032(b)	28,277

		98,726

	Government Guaranteed — 0.3%
2,625,000	Kreditanstalt fuer Wiederaufbau, Series E, (MTN), 8.500%, 7/16/2010 (ZAR)	306,847

	Government Sponsored — 0.1%
200,000	Federal National Mortgage Association, 2.290%, 2/19/2009 (SGD)	146,164

	Healthcare — 1.9%
655,000	Amgen, Inc., 6.375%, 6/01/2037	621,396
10,000	Boston Scientific Corp., 6.400%, 6/15/2016	9,325
265,000	HCA, Inc., 6.375%, 1/15/2015	224,256
610,000	HCA, Inc., 6.500%, 2/15/2016	513,925
25,000	HCA, Inc., 7.050%, 12/01/2027	18,230
5,000	HCA, Inc., 7.500%, 12/15/2023	3,926
460,000	HCA, Inc., 7.500%, 11/06/2033	355,350
135,000	HCA, Inc., 7.580%, 9/15/2025	105,670
310,000	HCA, Inc., 7.690%, 6/15/2025	245,689
30,000	HCA, Inc., 7.750%, 7/15/2036	23,036
20,000	HCA, Inc., 8.360%, 4/15/2024	16,602

		2,137,405

	Home Construction — 1.3%
175,000	Centex Corp., 5.250%, 6/15/2015	135,625
50,000	DR Horton, Inc., Senior Note, 5.250%, 2/15/2015	41,500
25,000	DR Horton, Inc., 5.625%, 9/15/2014	21,250
30,000	DR Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	25,050
275,000	K. Hovnanian Enterprises, Inc., Senior Note, 6.250%, 1/15/2016	185,625
25,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	16,875
100,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014(b)	67,500
20,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)	13,900
175,000	KB Home, Senior Note, 5.875%, 1/15/2015	151,375
125,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	110,781
105,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	93,975
140,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015(b)	103,600
10,000	Pulte Homes, Inc., 5.200%, 2/15/2015	8,500
80,000	Pulte Homes, Inc., 6.000%, 2/15/2035(b)	61,600
470,000	Pulte Homes, Inc., 6.375%, 5/15/2033(b)	366,600
25,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	22,613

		1,426,369

	Insurance — 0.4%
55,000	Fund American Cos., Inc., 5.875%, 5/15/2013	57,332

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Insurance — continued
$465,000	White Mountains RE Group, 144A, 6.375%, 3/20/2017	$433,289

		490,621

	Lodging — 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	29,694

	Media Cable — 1.3%
1,370,000	Comcast Corp., 5.650%, 6/15/2035	1,163,375
65,000	Comcast Corp., 6.450%, 3/15/2037	61,252
80,000	Comcast Corp., 6.500%, 11/15/2035	75,663
100,000	CSC Holdings, Inc., Senior Note, 7.625%, 7/15/2018	91,250

		1,391,540

	Media Non-Cable — 0.7%
80,000	Intelsat Corp., 6.875%, 1/15/2028	63,200
520,000	News America, Inc., 6.200%, 12/15/2034	495,238
125,000	News America, Inc., 6.400%, 12/15/2035	121,315
270,000	Tribune Co., 5.250%, 8/15/2015	103,950

		783,703

	Mining — 0.4%
310,000	Newmont Mining Corp., 5.875%, 4/01/2035	254,480
185,000	Vale Overseas, Ltd., 6.875%, 11/21/2036	180,507

		434,987

	Mortgage Related — 1.1%
1,150,000	Federal National Mortgage Association, 4.625%, 10/15/2013	1,219,275

	Municipal — 0.0%
50,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034	48,563

	Non-Captive Consumer — 1.9%
555,000	American General Finance Corp., 6.900%, 12/15/2017	542,387
20,000	Capital One Bank, 5.125%, 2/15/2014	17,976
65,000	Ford Motor Credit Co., 5.700%, 1/15/2010	56,469
230,000	Ford Motor Credit Co., 8.000%, 12/15/2016	180,045
35,000	Residential Capital LLC, 8.500%, 6/01/2012 (d)	17,150
15,000	Residential Capital LLC, 8.875%, 6/30/2015 (d)	7,275
110,000,000	SLM Corp., (EMTN), 1.530%, 9/15/2011 (JPY)	934,672
85,000	SLM Corp., (MTN), 5.050%, 11/14/2014	61,818
87,000	SLM Corp., (MTN), 5.625%, 8/01/2033	60,248
90,000	SLM Corp., Series A, (MTN), 5.000%, 4/15/2015	64,127
70,000	SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	52,689
25,000	SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	17,875
10,000	SLM Corp., Series A, (MTN), 5.375%, 5/15/2014	7,505
165,000	SLM Corp., Series A, (MTN), 6.500%, 6/15/2010 (NZD)	113,247

		2,133,483

	Non-Captive Diversified — 2.4%
515,000	CIT Group, Inc., 7.625%, 11/30/2012	428,035
900,000	General Electric Capital Corp., Series G, (MTN), 2.960%, 5/18/2012 (SGD)	655,525
800,000	General Electric Capital Corp., Series G, (MTN), 3.485%, 3/08/2012 (SGD)	591,080
405,000	GMAC LLC, 6.000%, 12/15/2011	302,735
190,000	GMAC LLC, 6.625%, 5/15/2012	143,732
225,000	GMAC LLC, (MTN), 6.750%, 12/01/2014	159,233
70,000	GMAC LLC, 8.000%, 11/01/2031(b)	50,168
85,000	iStar Financial, Inc., 5.150%, 3/01/2012	62,900
15,000	iStar Financial, Inc., 5.229%, 10/01/2012(d)	10,552
35,000	iStar Financial, Inc., 5.375%, 4/15/2010	27,650
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	79,800
25,000	iStar Financial, Inc., 5.800%, 3/15/2011	19,500
10,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	7,700
120,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	87,600

		2,626,210

	Oil & Gas — 0.5%
410,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	356,389
50,000	Talisman Energy, Inc., 5.850%, 2/01/2037	43,838
120,000	Talisman Energy, Inc., 6.250%, 2/01/2038	110,558

		510,785

	Paper — 0.8%
115,000	Bowater, Inc., 6.500%, 6/15/2013	75,900
5,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	4,075

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$25,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	$20,750
385,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	323,400
400,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	352,000
95,000	Georgia-Pacific Corp., 8.875%, 5/15/2031(b)	84,550

		860,675

	Pharmaceuticals — 0.6%
255,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	237,150
5,000	EPIX Pharmaceuticals, Inc., Senior Note, Convertible, 3.000%, 6/15/2024	2,500
100,000	Nektar Therapeutics, 3.250%, 9/28/2012	77,250
480,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	399,000

		715,900

	Pipelines — 1.6%
75,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	70,514
620,000	El Paso Corp., 6.950%, 6/01/2028(b)	579,699
20,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.000%, 12/15/2013	19,719
100,000	Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035	84,584
800,000	Kinder Morgan Energy Partners, LP, (MTN), 6.950%, 1/15/2038	785,095
65,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	61,588
25,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	23,000
45,000	ONEOK Partners LP, 6.650%, 10/01/2036	43,426
60,000	Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	61,575

		1,729,200

	Retailers — 1.8%
400,000	Dillard’s, Inc., 6.625%, 1/15/2018(b)	300,000
205,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	138,888
186,000	Home Depot, Inc., 5.875%, 12/16/2036	151,844
715,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	607,626
100,000	Macys Retail Holdings, Inc., 6.790%, 7/15/2027	82,038
225,000	Macys Retail Holdings, Inc., 6.900%, 4/01/2029	190,408
725,000	Toys R Us, Inc., 7.375%, 10/15/2018	502,062
5,000	Toys R Us, Inc., 7.875%, 4/15/2013	3,750

		1,976,616

	Sovereigns — 1.9%
265,000	Canadian Government, 5.250%, 6/01/2012 (CAD)	281,766
130,000	Canadian Government, 5.750%, 6/01/2033 (CAD)	162,864
115,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015 (MXN)	1,117,070
20,000(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012 (MXN)	199,967
400,000	Republic of Brazil, 12.500%, 1/05/2016 (BRL)	244,805
1,145,000	Republic of South Africa, 13.000%, 8/31/2010 (ZAR)	150,837

		2,157,309

	Supermarkets — 0.8%
355,000	Albertson’s, Inc., 7.750%, 6/15/2026	334,769
340,000	Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029	313,074
320,000	Albertson’s, Inc., Series C, (MTN), 6.625%, 6/01/2028	272,234

		920,077

	Supranational — 1.3%
1,000,000	European Investment Bank, 144A, 4.600%, 1/30/2037 (CAD)	942,861
38,500,000	Inter-American Development Bank, 13.000%, 6/20/2008 (ISK)	505,692

		1,448,553

	Technology — 1.4%
10,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	8,325
70,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	72,184
340,000	Avnet, Inc., 6.000%, 9/01/2015	340,813
110,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	74,250
20,000	Kulicke & Soffa Industries, Inc., Convertible, 0.500%, 11/30/2008	18,700
15,000	Kulicke & Soffa Industries, Inc., Convertible, 1.000%, 6/30/2010	11,850
920,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	657,800
390,000	Lucent Technologies, Inc., 6.500%, 1/15/2028	278,850
25,000	Nortel Networks Corp., 6.875%, 9/01/2023	15,375
40,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	25,000

		1,503,147

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Transportation — 0.0%
$35,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	$29,026

	Transportation Services — 0.3%
445,000	CSX Corp., 6.000%, 10/01/2036(b)	383,093

	Treasuries — 17.8%
728,382	U.S. Treasury Bond, 2.000%, 1/15/2026(b)(e)	750,917
1,984,376	U.S. Treasury Bond, 2.375%, with various maturities to 2027(b)(e)	2,160,934
2,342,309	U.S. Treasury Bond, 3.375%, 4/15/2032(b)(e)	3,075,745
900,000	U.S. Treasury Bond, 4.750%, 2/15/2037(b)	967,992
991,477	U.S. Treasury Note, 0.875%, 4/15/2010(b)(e)	1,014,637
1,276,586	U.S. Treasury Note, 1.625%, 1/15/2015(b)(e)	1,354,078
2,348,678	U.S. Treasury Note, 1.875%, with various maturities to 2015(b)(e)	2,534,290
2,769,198	U.S. Treasury Note, 2.000%, with various maturities to 2016(b)(e)	3,003,216
1,431,191	U.S. Treasury Note, 2.375%, with various maturities to 2017(b)(e)	1,562,522
595,666	U.S. Treasury Note, 2.500%, 7/15/2016(b)(e)	671,008
1,173,779	U.S. Treasury Note, 3.000%, 7/15/2012(b)(e)	1,315,549
392,226	U.S. Treasury Note, 3.375%, 1/15/2012(b)(e)	441,530
691,181	U.S. Treasury Note, 3.500%, 1/15/2011(b)(e)	764,348
94,080	U.S. Treasury Note, 4.250%, 1/15/2010(e)	10 2,077

		19,718,843

	Wireless — 1.3%
5,000,000	America Movil SAB de CV, 8.460%, 12/18/2036 (MXN)	465,486
420,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	310,800
790,000	Sprint Capital Corp., 6.875%, 11/15/2028	588,550
109,000	Sprint Nextel Corp., 6.000%, 12/01/2016	84,748

		1,449,584

	Wirelines — 3.7%
25,000	AT&T Corp., 6.500%, 3/15/2029	24,214
30,000	AT&T, Inc., 6.150%, 9/15/2034	28,816
425,000	BellSouth Corp., 6.000%, 11/15/2034(b)	399,095
475,000	Citizens Communications Co., 7.125%, 3/15/2019	415,625
340,000	Embarq Corp., 7.995%, 6/01/2036	310,507
100,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	69,875
20,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	17,750
820,000	Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	662,150
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	102,600
70,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	57,225
75,000	Motorola, Inc., 5.220%, 10/01/2097	40,439
80,000	Motorola, Inc., 6.500%, 11/15/2028	62,416
95,000	Motorola, Inc., 6.625%, 11/15/2037	73,477
140,000	Nortel Networks Ltd, 10.125%, 7/15/2013	128,100
215,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	174,150
315,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	264,600
265,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	208,025
15,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	12,675
130,000	Qwest Corp., 6.875%, 9/15/2033	104,000
235,000	Qwest Corp., Senior Note, 6.500%, 6/01/2017	212,087
59,000	Telecom Italia Capital, 6.000%, 9/30/2034	49,866
122,000	Telecom Italia Capital, 6.375%, 11/15/2033	106,674
550,000	Telus Corp., 4.950%, 3/15/2017 (CAD)	496,273
85,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	77,431
30,000	Verizon Maryland, Inc., Series B, Senior Note, 5.125%, 6/15/2033	24,029
30,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	31,359

		4,153,458

	Total Bonds and Notes (Identified Cost $64,855,279)	63,072,533

Shares
Preferred Stocks — 0.4%
	Household Products — 0.0%
625	Newell Financial Trust I, Convertible, 5.250%	28,281

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
	Oil, Gas & Consumable Fuels — 0.1%
1,150	El Paso Energy Capital Trust I, Convertible, 4.750%	$41,860

	Thrifts & Mortgage Finance — 0.3%
8,000	Federal Home Loan Mortgage Corp., 8.250%	195,200
7,000	Federal National Mortgage Association, 8.375% (b)	168,350

		363,550

	Total Preferred Stocks (Identified Cost $443,882)	433,691

Shares/ Principal Amount
Short-Term Investments — 32.9%
32,977,132	State Street Navigator Securities Lending Prime Portfolio(f)	32,977,132
$3,513,646	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $3,513,768 on 4/1/2008, collateralized by $100,000 Federal National Mortgage Association 6.125% due 5/15/2029 valued at $121,250; $3,330,000 Federal National Mortgage Association 5.400% due 12/14/2022 valued at $3,475,688 including accrued interest (g)	3,513,646

	Total Short-Term Investments (Identified Cost $36,490,778)	36,490,778

	Total Investments — 129.1% (Identified Cost $156,619,040)(a)	143,275,632
	Other assets less liabilities — (29.1)%	(32,332,065)

	Net Assets — 100%	$110,943,567

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales, Treasury Inflation Protected Security income adjustment and return of capital included in dividends received from the Fund’s investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2008, the net unrealized depreciation on investments based on a cost of $156,642,325 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,908,704
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,275,397)

Net unrealized depreciation	$(13,366,693)

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $32,403,132 and $32,977,132, respectively.

(c)	Non-income producing security.

(d)	Variable rate security. Rate as of March 31, 2008 is disclosed.

(e)	Treasury Inflation Protected Security (TIPS).

(f)	Represents investment of securities lending collateral.

(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,103,930 or 4.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note

MBS	Mortgage Backed Security

MTN	Medium Term Note

REITS	Real Estate Investment Trusts

BRL	Brazilian Real

CAD	Canadian Dollar

IDR	Indonesian Rupiah

ISK	Iceland Krona

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NZD	New Zealand Dollar

SGD	Singapore Dollar

ZAR	South African Rand

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$80,006,468
Level 2 - Other Significant Observable Inputs	63,188,541
Level 3 - Significant Unobservable Inputs	80,623

Total	$143,275,632

Following is a summary of activity for investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets	Investments in Securities
Balance as of 12/31/07	$—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(9,977)
Net purchases/(sales)	—
Net reclassifications to/from Level 3	90,600

Balance, as of 3/31/08	$80,623

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Treasuries	17.8%
Banks	8.2
Wirelines	3.7
REITs - Regional Malls	3.4
REITs - Apartments	3.2
REITs - Office	2.9
REITs - Shopping Centers	2.8
REITs - Industrial	2.6
Non-Captive Diversified	2.4
Other, less than 2% each	49.2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Aerospace & Defense — 1.0%
34,558	BE Aerospace, Inc.(b)	$1,207,802
6,500	Boeing Co. (The)	483,405
16,500	Lockheed Martin Corp.	1,638,450
2,400	Precision Castparts Corp.	244,992
15,000	Spirit Aerosystems Holdings, Inc., Class A(b)	332,700
16,400	United Technologies Corp.	1,128,648

		5,035,997

	Air Freight & Logistics — 1.0%
51,400	FedEx Corp.	4,763,238

	Auto Components — 0.3%
29,378	WABCO Holdings, Inc.(c)	1,340,224

	Automobiles — 0.5%
55,900	Harley-Davidson, Inc.(c)	2,096,250
35,483	Winnebago Industries(c)	599,663

		2,695,913

	Beverages — 1.5%
30,403	Central European Distribution Corp.(b)(c)	1,769,151
38,700	Coca-Cola Co. (The)	2,355,669
18,800	Diageo PLC, Sponsored ADR	1,528,816
25,400	PepsiCo, Inc.	1,833,880

		7,487,516

	Biotechnology — 1.4%
32,605	BioMarin Pharmaceuticals, Inc.(b)(c)	1,153,239
30,100	Celgene Corp.(b)(c)	1,844,829
22,734	Genzyme Corp.(b)	1,694,592
40,000	Gilead Sciences, Inc.(b)	2,061,200

		6,753,860

	Building Products — 0.6%
81,790	Armstrong World Industries, Inc.(c)	2,916,631

	Capital Markets — 5.3%
144,100	Bank of New York Mellon Corp.	6,013,293
12,878	BlackRock, Inc.(c)	2,629,430
50,400	Charles Schwab Corp. (The)	949,032
26,400	Franklin Resources, Inc.	2,560,536
28,000	Legg Mason, Inc.	1,567,440
114,500	Merrill Lynch & Co., Inc.	4,664,730
79,800	Morgan Stanley	3,646,860
29,923	Raymond James Financial, Inc.(c)	687,631
21,200	State Street Corp.(c)	1,674,800
62,747	Waddell & Reed Financial, Inc., Class A	2,016,061

		26,409,813

	Chemicals — 3.1%
8,400	Air Products & Chemicals, Inc.(c)	772,800
17,814	CF Industries Holdings, Inc.	1,845,887
17,538	Cytec Industries, Inc.	944,421
78,300	Dow Chemical Co. (The)	2,885,355
13,500	Monsanto Co.	1,505,250
31,949	Mosaic Co. (The)(b)	3,277,968
3,100	Potash Corp. of Saskatchewan, Inc.	481,151
16,300	Praxair, Inc.	1,372,949
47,981	Scotts Miracle-Gro Co. (The), Class A(c)	1,555,544
52,678	Zep, Inc.(c)	854,437

		15,495,762

	Commercial Banks — 0.9%
65,136	BOK Financial Corp.(c)	3,402,053
70,551	East West Bancorp, Inc.(c)	1,252,280

		4,654,333

	Commercial Services & Supplies — 4.5%
121,585	Comfort Systems USA, Inc.	1,581,821
89,057	Corrections Corp. of America(b)	2,450,849
161,935	Duff & Phelps Corp., Class A(b)	2,913,211
21,646	Dun & Bradstreet Corp.(c)	1,761,552
81,011	Exponent, Inc.(b)	2,660,401
23,484	FTI Consulting, Inc.(b)(c)	1,668,303
93,271	GeoEye, Inc.(b)	2,424,113
112,287	Hill International, Inc.(b)	1,404,710
34,023	Hill-Rom Holdings, Inc.(c)	1,626,299
50,589	PHH Corp.(b)	881,766
54,732	Stericycle, Inc.(b)	2,818,698

		22,191,723

	Communications Equipment — 0.6%
81,000	Cisco Systems, Inc.(b)	1,951,290
28,268	EchoStar Corp., Class A(b)(c)	835,037

		2,786,327

	Computers & Peripherals — 5.0%
18,000	Apple, Inc.(b)	2,583,000
309,900	Dell, Inc.(b)	6,173,208
46,800	EMC Corp.(b)(c)	671,112
63,393	Emulex Corp.(b)	1,029,503
169,500	Hewlett-Packard Co.	7,739,370
119,069	NCR Corp.(b)	2,718,345
118,500	Sun Microsystems, Inc.(b)	1,840,305
93,437	Teradata Corp.(b)	2,061,220

		24,816,063

	Construction & Engineering — 0.8%
6,200	Fluor Corp.	875,192
22,852	Granite Construction, Inc.(c)	747,489
7,800	Jacobs Engineering Group, Inc.(b)(c)	574,002
63,555	KBR, Inc.	1,762,380

		3,959,063

	Construction Materials — 0.4%
31,187	Texas Industries, Inc.(c)	1,874,651

	Consumer Finance — 2.9%
87,800	American Express Co.	3,838,616
115,100	Capital One Financial Corp.(c)	5,665,222
288,657	Discover Financial Services(c)	4,725,315

		14,229,153

	Containers & Packaging — 0.4%
71,388	Crown Holdings, Inc.(b)	1,796,122

	Distributors — 0.4%
99,925	LKQ Corp.(b)	2,245,315

	Diversified Consumer Services — 0.3%
114,549	INVESTools, Inc.(b)(c)	1,258,893

	Diversified Financial Services — 2.1%
18,144	IntercontinentalExchange, Inc.(b)	2,367,792

1

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Diversified Financial Services — continued
137,000	JPMorgan Chase & Co.	$5,884,150
53,275	Nasdaq Stock Market, Inc.(b)	2,059,611

		10,311,553

	Diversified Telecommunication Services — 0.1%
16,206	Embarq Corp.	649,861

	Electric Utilities — 0.6%
37,199	Allete, Inc.(c)	1,436,625
60,319	Portland General Electric Co.	1,360,194

		2,796,819

	Electrical Equipment — 2.1%
56,861	Acuity Brands, Inc.(c)	2,442,180
36,398	AMETEK, Inc.	1,598,236
27,700	Emerson Electric Co.	1,425,442
9,897	First Solar, Inc.(b)	2,287,593
44,084	General Cable Corp.(b)(c)	2,604,042

		10,357,493

	Electronic Equipment & Instruments — 1.4%
81,392	Amphenol Corp., Class A	3,031,852
36,794	Avnet, Inc.(b)	1,204,267
23,265	Mettler-Toledo International, Inc.(b)	2,259,497
19,325	Tyco Electronics, Ltd.	663,234

		7,158,850

	Energy Equipment & Services — 2.9%
40,748	Cameron International Corp.(b)(c)	1,696,747
20,400	Grant Prideco, Inc.(b)	1,004,088
62,950	Helix Energy Solutions Group, Inc.(b)(c)	1,982,925
67,791	Nabors Industries, Ltd.(b)	2,289,302
12,800	National-Oilwell Varco, Inc.(b)(c)	747,264
18,200	Schlumberger, Ltd.	1,583,400
146,725	Tetra Technologies, Inc.(b)(c)	2,324,124
11,424	Transocean, Inc.(b)	1,544,525
18,300	Weatherford International, Ltd.(b)(c)	1,326,201

		14,498,576

	Food & Staples Retailing — 1.9%
7,200	Costco Wholesale Corp.(c)	467,784
71,200	CVS Caremark Corp.(c)	2,884,312
179,204	Spartan Stores, Inc.(c)	3,736,403
30,300	Wal-Mart Stores, Inc.	1,596,204
18,500	Walgreen Co.	704,665

		9,389,368

	Gas Utilities — 1.5%
41,577	Oneok, Inc.	1,855,581
30,185	Questar Corp.	1,707,264
153,247	UGI Corp.	3,818,915

		7,381,760

	Health Care Equipment & Supplies — 4.5%
6,600	Alcon, Inc.	938,850
51,361	Beckman Coulter, Inc.	3,315,353
41,208	Cooper Cos., Inc. (The)(c)	1,418,792
26,159	Hologic, Inc.(b)(c)	1,454,440
114,013	Hospira, Inc.(b)	4,876,336
41,927	IDEXX Laboratories, Inc.(b)(c)	2,065,324
14,578	Intuitive Surgical, Inc.(b)	4,728,374
	Health Care Equipment & Supplies — continued
73,600	Medtronic, Inc.	$3,560,032

		22,357,501

	Health Care Providers & Services — 0.6%
18,900	Aetna, Inc.	795,501
58,288	CorVel Corp.(b)	1,783,030
7,500	Express Scripts, Inc.(b)	482,400

		3,060,931

	Hotels, Restaurants & Leisure — 3.9%
145,700	Carnival Corp.(c)	5,897,936
38,216	Ctrip.com International, Ltd., ADR(c)	2,026,212
142,017	McCormick & Schmick’s Seafood Restaurants, Inc.(b)(c)	1,654,498
108,500	McDonald’s Corp.	6,051,045
75,285	Wyndham Worldwide Corp.	1,556,894
62,783	Yum! Brands, Inc.	2,336,156

		19,522,741

	Household Durables — 0.5%
34,100	Fortune Brands, Inc.(c)	2,369,950

	Household Products — 1.0%
25,926	Church & Dwight Co., Inc.(c)	1,406,226
49,100	Procter & Gamble Co.	3,440,437

		4,846,663

	Independent Power Producers & Energy Traders — 0.3%
41,906	NRG Energy, Inc.(b)(c)	1,633,915

	Industrial Conglomerates — 0.7%
60,500	General Electric Co.	2,239,105
25,999	Teleflex, Inc.	1,240,412

		3,479,517

	Insurance — 1.6%
35,554	American Equity Investment Life Holding Co.(c)	329,941
49,444	Assurant, Inc.(c)	3,009,162
91,136	Employers Holdings, Inc.	1,689,661
5,440	Fairfax Financial Holdings, Ltd.(c)	1,561,824
51,336	HCC Insurance Holdings, Inc.	1,164,814

		7,755,402

	Internet & Catalog Retail — 1.0%
20,100	Amazon.com, Inc.(b)(c)	1,433,130
30,267	Priceline.com, Inc.(b)(c)	3,658,070

		5,091,200

	Internet Software & Services — 1.4%
33,800	Akamai Technologies, Inc.(b)(c)	951,808
6,500	Google, Inc., Class A(b)	2,863,055
147,806	United Online, Inc.(c)	1,560,831
166,733	Website Pros, Inc.(b)	1,638,986

		7,014,680

	IT Services — 4.3%
53,401	Alliance Data Systems Corp.(b)	2,537,082
270,692	Broadridge Financial Solutions, Inc.	4,764,179
84,224	Fidelity National Information Services, Inc.	3,212,303
12,300	Infosys Technologies, Ltd., Sponsored ADR(c)	439,971

2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	IT Services — continued
19,279	Mastercard, Inc., Class A(c)	$4,299,024
102,654	Total System Services, Inc.	2,428,794
16,100	Visa, Inc., Class A(b)	1,003,996
82,108	Wright Express Corp.(b)	2,523,179

		21,208,528

	Life Sciences Tools & Services — 2.7%
35,930	Covance, Inc.(b)	2,981,112
43,958	Illumina, Inc.(b)(c)	3,336,412
103,921	PerkinElmer, Inc.	2,520,084
53,356	Pharmaceutical Product Development, Inc.	2,235,617
35,300	Thermo Fisher Scientific, Inc.(b)(c)	2,006,452
8,000	Waters Corp.(b)	445,600

		13,525,277

	Machinery — 2.6%
115,418	Actuant Corp., Class A(c)	3,486,778
38,686	AGCO Corp.(b)(c)	2,316,517
9,200	Deere & Co.	740,048
32,821	Flowserve Corp.	3,425,856
71,659	Wabtec Corp.	2,698,678

		12,667,877

	Marine — 0.3%
31,040	Genco Shipping & Trading, Ltd.(c)	1,751,587

	Media — 3.5%
88,700	Comcast Corp., Special Class A(b)	1,682,639
130,920	Interactive Data Corp.	3,727,292
25,305	Liberty Media Corp. - Capital, Series A(b)	398,301
54,000	Omnicom Group, Inc.	2,385,720
320,000	Time Warner, Inc.	4,486,400
50,500	Viacom, Inc., Class B(b)	2,000,810
81,000	Walt Disney Co. (The)	2,541,780

		17,222,942

	Metals & Mining — 1.6%
14,482	Agnico-Eagle Mines, Ltd.	980,576
19,600	Barrick Gold Corp.	851,620
7,600	Freeport-McMoRan Copper & Gold, Inc.(c)	731,272
106,022	Kinross Gold Corp.	2,344,146
90,466	Steel Dynamics, Inc.(c)	2,988,997

		7,896,611

	Multi Utilities — 0.4%
76,781	MDU Resources Group, Inc.(c)	1,884,973

	Multiline Retail — 0.1%
11,200	J.C. Penney Corp., Inc.	422,352

	Office Electronics — 0.3%
89,300	Xerox Corp.	1,336,821

	Oil, Gas & Consumable Fuels — 2.8%
47,086	Arena Resources, Inc.(b)	1,822,699
19,600	CONSOL Energy, Inc.(c)	1,356,124
89,909	Denbury Resources, Inc.(b)	2,566,902
55,990	Petrohawk Energy Corp.(b)	1,129,318
8,800	Petroleo Brasileiro SA, ADR	898,568
48,002	Range Resources Corp.	3,045,727
	Oil, Gas & Consumable Fuels — continued
88,118	Southwestern Energy Co.(b)(c)	2,968,696

		13,788,034

	Personal Products — 0.9%
155,510	Alberto-Culver Co.	4,262,529

	Pharmaceuticals — 2.8%
30,400	Abbott Laboratories	1,676,560
72,500	GlaxoSmithKline PLC, Sponsored ADR(c)	3,076,175
23,000	Johnson & Johnson	1,492,010
26,200	Merck & Co., Inc.	994,290
94,528	Perrigo Co.	3,566,541
127,500	Schering-Plough Corp.	1,837,275
30,100	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,390,319

		14,033,170

	REITs — 0.5%
55,528	Potlatch Corp.(c)	2,291,641

	Real Estate Management & Development — 0.5%
104,341	Forestar Real Estate Group, Inc.(b)(c)	2,599,134

	Road & Rail — 1.2%
45,600	Union Pacific Corp.	5,717,328

	Semiconductors & Semiconductor Equipment — 3.5%
443,300	Intel Corp.	9,389,094
65,212	Intersil Corp., Class A	1,673,992
22,398	MEMC Electronic Materials, Inc.(b)	1,588,018
31,700	NVIDIA Corp.(b)	627,343
179,133	ON Semiconductor Corp.(b)(c)	1,017,476
109,300	Texas Instruments, Inc.	3,089,911

		17,385,834

	Software — 3.0%
37,000	Adobe Systems, Inc.(b)	1,316,830
33,067	Concur Technologies, Inc.(b)	1,026,730
71,994	McAfee, Inc.(b)	2,382,282
120,767	MICROS Systems, Inc.(b)	4,065,017
106,100	Microsoft Corp.	3,011,118
65,800	Oracle Corp.(b)	1,287,048
34,641	Salesforce.com, Inc.(b)(c)	2,004,675

		15,093,700

	Specialty Retail — 3.8%
58,100	Best Buy Co., Inc.(c)	2,408,826
9,900	GameStop Corp., Class A(b)(c)	511,929
184,000	Home Depot, Inc.	5,146,480
59,600	Limited Brands, Inc.(c)	1,019,160
388,372	Pier 1 Imports, Inc.(b)(c)	2,438,976
289,463	Sally Beauty Holdings, Inc.(b)(c)	1,997,295
83,180	TJX Cos., Inc.	2,750,762
83,316	Urban Outfitters, Inc.(b)(c)	2,611,957

		18,885,385

	Textiles, Apparel & Luxury Goods — 1.7%
19,100	Coach, Inc.(b)	575,865
71,871	Fossil, Inc.(b)(c)	2,194,940
98,237	Hanesbrands, Inc.(b)(c)	2,868,521
43,700	NIKE, Inc., Class B	2,971,600

		8,610,926

3

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — 0.4%
25,100	Federal National Mortgage Association(c)	$660,632
88,455	People’s United Financial, Inc.	1,531,156

		2,191,788

	Tobacco — 0.4%
25,400	Altria Group, Inc.	563,880
25,400	Philip Morris International, Inc.(b)	1,284,732

		1,848,612

	Wireless Telecommunication Services — 1.1%
12,700	China Mobile, Ltd., Sponsored ADR(c)	952,627
18,303	Millicom International Cellular SA(b)(c)	1,730,549
49,812	Turkcell Iletisim Hizmetleri AS, Sponsored ADR	1,040,573
64,616	Vimpel-Communications, Sponsored ADR	1,931,372

		5,655,121

	Total Common Stocks (Identified Cost $442,549,115)	482,667,547

Shares/ Principal Amount
Short-Term Investments — 25.6%
110,766,483	State Street Navigator Securities Lending Prime Portfolio(d)	110,766,483
$16,090,061	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $16,090,619 on 4/1/2008, collateralized by $15,735,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $16,423,406 including accrued interest(e)	16,090,061

	Total Short-Term Investments (Identified Cost $126,856,544)	126,856,544

	Total Investments — 123.0% (Identified Cost $569,405,659)(a)	609,524,091
	Other assets less liabilities—(23.0)%	(114,093,767)

	Net Assets — 100%	$495,430,324

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser and subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

4

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $569,405,659 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$64,973,041
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,854,609)

Net unrealized appreciation	$40,118,432

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $107,693,132 and $110,766,483, respectively.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$609,524,091
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$609,524,091

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

5

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Holdings at March 31, 2008 as a Percentage of Net Assets (unaudited)

Capital Markets	5.3%
Computers & Peripherals	5.0
Health Care Equipment & Supplies	4.5
Commercial Services & Supplies	4.5
IT Services	4.3
Hotels, Restaurants & Leisure	3.9
Specialty Retail	3.8
Semiconductors & Semiconductor Equipment	3.5
Media	3.5
Chemicals	3.1
Software	3.0
Energy Equipment & Services	2.9
Consumer Finance	2.9
Pharmaceuticals	2.8
Oil, Gas & Consumable Fuels	2.8
Life Sciences Tools & Services	2.7
Machinery	2.6
Electrical Equipment	2.1
Diversified Financial Services	2.1
Other, less than 2% each	32.1

6

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Aerospace & Defense — 4.7%
26,245	Alliant Techsystems, Inc.(b)(c)	$2,717,145
34,825	DRS Technologies, Inc.(b)	2,029,601
47,587	Moog, Inc., Class A(c)	2,008,647

		6,755,393

	Air Freight & Logistics — 1.3%
53,825	Forward Air Corp.(b)	1,907,558

	Building Products — 1.0%
37,800	Lennox International, Inc.	1,359,666

	Capital Markets — 4.8%
21,550	Affiliated Managers Group, Inc.(b)(c)	1,955,447
33,700	KBW, Inc.(b)(c)	743,085
108,244	Raymond James Financial, Inc.(b)	2,487,447
52,850	Waddell & Reed Financial, Inc., Class A(b)	1,698,071

		6,884,050

	Chemicals — 3.9%
50,800	Airgas, Inc.(b)	2,309,876
12,225	FMC Corp.(b)	678,365
53,175	Scotts Miracle-Gro Co. (The), Class A(b)	1,723,934
39,500	Valspar Corp.(b)	783,680

		5,495,855

	Commercial Banks — 5.6%
17,550	City National Corp.(b)	868,023
48,100	Cullen/Frost Bankers, Inc.(b)	2,551,224
70,875	Prosperity Bancshares, Inc.(b)	2,031,277
48,550	United Bankshares, Inc.(b)	1,293,858
51,675	Whitney Holding Corp.(b)	1,281,023

		8,025,405

	Commercial Services & Supplies — 4.9%
83,618	Healthcare Services Group, Inc.(b)	1,725,876
21,265	Team, Inc.(c)	580,534
71,702	Waste Connections, Inc.(b)(c)	2,204,119
42,200	Watson Wyatt Worldwide, Inc., Class A(b)	2,394,850

		6,905,379

	Communications Equipment — 1.2%
50,725	CommScope, Inc.(b)(c)	1,766,752

	Construction & Engineering — 1.5%
64,475	URS Corp.(b)(c)	2,107,688

	Consumer Finance — 1.8%
133,150	First Cash Financial Services, Inc.(c)	1,375,439
46,535	McGrath Rentcorp	1,121,959

		2,497,398

	Containers & Packaging — 3.6%
98,900	Pactiv Corp.(b)(c)	2,592,169
50,425	Silgan Holdings, Inc.(b)	2,502,593

		5,094,762

	Electric Utilities — 1.8%
113,305	Westar Energy, Inc.(b)	2,579,955

	Electrical Equipment — 2.7%
37,075	General Cable Corp.(b)(c)	2,190,020
47,125	Regal-Beloit Corp.(b)	1,726,189

		3,916,209

	Energy Equipment & Services — 3.7%
64,275	Complete Production Services, Inc.(b)(c)	1,474,468
42,900	Oil States International, Inc.(b)(c)	1,922,349
45,500	Superior Energy Services, Inc.(b)(c)	1,802,710

		5,199,527

	Food Products — 4.4%
47,975	Corn Products International, Inc.(b)	1,781,791
49,025	Ralcorp Holdings, Inc.(c)	2,850,804
68,925	TreeHouse Foods, Inc.(b)(c)	1,575,626

		6,208,221

	Gas Utilities — 3.8%
95,400	Atmos Energy Corp.(b)	2,432,700
110,425	Vectren Corp.(b)	2,962,703

		5,395,403

	Health Care Equipment & Supplies — 0.8%
71,481	Medical Action Industries, Inc.(c)	1,174,433

	Health Care Providers & Services — 5.9%
109,925	Healthspring, Inc.(c)	1,547,744
40,775	inVentiv Health, Inc.(b)(c)	1,174,728
98,100	LHC Group, Inc.(c)	1,648,080
37,400	Owens & Minor, Inc.(b)	1,471,316
38,625	Pediatrix Medical Group, Inc.(c)	2,603,325

		8,445,193

	Hotels, Restaurants & Leisure — 1.8%
123,425	AFC Enterprises, Inc.(c)	1,109,591
200,425	Triarc Cos., Inc., Class B	1,384,936

		2,494,527

	Household Durables — 0.6%
83,250	Tempur-Pedic International, Inc.(b)	915,750

	Industrial Conglomerates — 1.2%
36,325	Teleflex, Inc.	1,733,066

	Insurance — 6.5%
130,012	HCC Insurance Holdings, Inc.(b)	2,949,973
56,475	Hilb, Rogal & Hobbs Co.(b)	1,777,268
81,450	IPC Holdings, Ltd.(b)	2,280,600
59,370	United Fire & Casualty Co.	2,220,438

		9,228,279

	Leisure Equipment & Products — 0.5%
43,675	Brunswick Corp.(b)	697,490

	Machinery — 5.2%
64,075	Actuant Corp., Class A(b)	1,935,706
41,650	Lincoln Electric Holdings, Inc.(b)	2,686,008
31,965	Nordson Corp.(b)	1,721,315
24,975	Rofin-Sinar Technologies, Inc.(c)	1,121,378

		7,464,407

	Metals & Mining — 2.0%
8,600	Century Aluminum Co.(b)(c)	569,664
19,050	Cleveland-Cliffs, Inc.(b)	2,282,571

		2,852,235

1

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 9.2%
48,825	Arena Resources, Inc.(c)	$1,890,016
94,300	Concho Resources, Inc.(b)(c)	2,417,852
93,800	Continental Resources, Inc.(b)(c)	2,991,282
114,950	Gulfport Energy Corp.(c)	1,218,470
121,975	Petrohawk Energy Corp.(b)(c)	2,460,236
125,825	PetroQuest Energy, Inc.(c)	2,181,805

		13,159,661

	REITs — 0.0%
21,251	Deerfield Capital Corp.	29,963

	Semiconductors & Semiconductor Equipment — 4.8%
49,300	ATMI, Inc.(b)(c)	1,372,019
100,250	Brooks Automation, Inc.(b)(c)	974,430
108,125	Microsemi Corp.(b)(c)	2,465,250
63,375	Ultra Clean Holdings, Inc.(b)(c)	621,075
48,875	Varian Semiconductor Equipment Associates, Inc.(b)(c)	1,375,831

		6,808,605

	Software — 4.2%
41,565	MICROS Systems, Inc.(b)(c)	1,399,078
111,900	Sybase, Inc.(b)(c)	2,942,970
113,725	Tyler Technologies, Inc.(c)	1,589,875

		5,931,923

	Specialty Retail — 1.6%
103,015	Aaron Rents, Inc.	2,218,943

	Textiles, Apparel & Luxury Goods — 1.3%
48,275	Phillips-Van Heusen Corp.(b)	1,830,588

	Total Common Stocks (Identified Cost $135,192,999)	137,084,284

Shares/ Principal Amount
Short-Term Investments — 47.8%
63,314,753	State Street Navigator Securities Lending Prime Portfolio(d)	63,314,753
$4,751,720	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $4,751,885 on 4/1/2008, collateralized by $4,645,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $4,848,219 including accrued interest(e)	4,751,720

	Total Short-Term Investments (Identified Cost $68,066,473)	68,066,473

	Total Investments — 144.1% (Identified Cost $203,259,472)(a)	205,150,757
	Other assets less liabilities—(44.1)%	(62,814,817)

	Net Assets — 100%	$142,335,940

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized appreciation on investments based on a cost of $203,259,472 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,739,078
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,847,793)

Net unrealized appreciation	$1,891,285

(b)	All or a portion of this security was on loan to brokers at March 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2008 were $62,484,700 and $63,314,753, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

REITs    Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$205,150,757
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$205,150,757

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Oil, Gas & Consumable Fuels	9.2%
Insurance	6.5
Health Care Providers & Services	5.9
Commercial Banks	5.6
Machinery	5.2
Commercial Services & Supplies	4.9
Capital Markets	4.8
Semiconductors & Semiconductor Equipment	4.8
Aerospace & Defense	4.7
Food Products	4.4
Software	4.2
Chemicals	3.9
Gas Utilities	3.8
Energy Equipment & Services	3.7
Containers & Packaging	3.6
Electrical Equipment	2.7
Metals & Mining	2.0
Other, less than 2% each	16.4

3

WESTPEAK 130/30 GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 128.6% of Net Assets
	Aerospace & Defense — 11.6%
19,295	Boeing Co. (The)(c)	$1,434,969
24,200	Honeywell International, Inc.(c)	1,365,364
5,300	Northrop Grumman Corp.	412,393
10,500	Precision Castparts Corp.(c)	1,071,840
1,800	United Technologies Corp.	123,876

		4,408,442

	Auto Components — 1.2%
9,200	Autoliv, Inc.	461,840

	Biotechnology — 1.4%
7,100	Genzyme Corp.(b)	529,234

	Capital Markets — 0.3%
5,700	Janus Capital Group, Inc.	132,639

	Chemicals — 5.4%
10,400	Lubrizol Corp.(c)	577,304
13,100	Monsanto Co.(c)	1,460,650

		2,037,954

	Commercial Services & Supplies — 0.7%
3,100	Dun & Bradstreet Corp.(c)	252,278

	Communications Equipment — 2.7%
11,980	Cisco Systems, Inc.(b)(c)	288,598
30,300	Juniper Networks, Inc.(b)(c)	757,500

		1,046,098

	Computers & Peripherals — 11.1%
5,200	Apple, Inc.(b)(c)	746,200
73,500	EMC Corp.(b)(c)	1,053,990
40,300	Hewlett-Packard Co.(c)	1,840,098
29,100	NetApp, Inc.(b)	583,455

		4,223,743

	Construction & Engineering — 1.7%
11,300	Shaw Group, Inc.(b)	532,682
3,600	URS Corp.(b)	117,684

		650,366

	Diversified Consumer Services — 0.6%
4,700	ITT Educational Services, Inc.(b)(c)	215,871

	Electrical Equipment — 1.9%
19,800	Thomas & Betts Corp.(b)(c)	720,126

	Electronic Equipment & Instruments — 5.4%
13,500	Agilent Technologies, Inc.(b)	402,705
14,100	Avnet, Inc.(b)	461,493
12,200	Mettler-Toledo International, Inc.(b)(c)	1,184,864

		2,049,062

	Energy Equipment & Services — 7.3%
36,000	Dresser-Rand Group, Inc.(b)(c)	1,107,000
29,600	Global Industries, Ltd.(b)(c)	476,264
20,300	National-Oilwell Varco, Inc.(b)(c)	1,185,114

		2,768,378

	Food & Staples Retailing — 1.6%
24,400	Kroger Co.	619,760

	Health Care Providers & Services — 18.3%
22,600	Aetna, Inc.(c)	951,234
29,200	AmerisourceBergen Corp.(c)	1,196,616
21,100	Cardinal Health, Inc.(c)	1,107,961
22,600	CIGNA Corp.(c)	916,882
14,100	Health Net, Inc.(b)	434,280
6,800	McKesson Corp.	356,116
27,900	Medco Health Solutions, Inc.(b)(c)	1,221,741
16,900	WellPoint, Inc.(b)(c)	745,797

		6,930,627

	Hotels, Restaurants & Leisure — 3.6%
26,100	Starwood Hotels & Resorts Worldwide, Inc.(c)	1,350,675

	Internet & Catalog Retail — 2.6%
13,700	Amazon.com, Inc.(b)(c)	976,810

	Internet Software & Services — 2.1%
5,900	eBay, Inc.(b)	176,056
1,400	Google, Inc., Class A(b)(c)	616,658

		792,714

	IT Services — 4.4%
11,600	Accenture, Ltd., Class A	407,972
20,900	Fiserv, Inc.(b)(c)	1,005,081
6,700	Hewitt Associates, Inc., Class A(b)	266,459

		1,679,512

	Life Sciences Tools & Services — 3.1%
13,800	Invitrogen Corp.(b)(c)	1,179,486

	Machinery — 7.2%
18,100	AGCO Corp.(b)(c)	1,083,828
17,700	Caterpillar, Inc.(c)	1,385,733
5,600	Cummins, Inc.	262,192

		2,731,753

	Media — 3.2%
48,500	DIRECTV Group, Inc. (The)(b)(c)	1,202,315

	Metals & Mining — 1.8%
9,500	AK Steel Holding Corp.	516,990
1,900	Freeport-McMoRan Copper & Gold, Inc.	182,818

		699,808

	Multiline Retail — 3.8%
19,400	Big Lots, Inc.(b)(c)	432,620
36,100	Dollar Tree, Inc.(b)(c)	995,999

		1,428,619

	Oil, Gas & Consumable Fuels — 2.0%
21,200	Massey Energy Co.(c)	773,800

	Pharmaceuticals — 3.3%
31,500	Forest Laboratories, Inc.(b)(c)	1,260,315

	Semiconductors & Semiconductor Equipment — 8.7%
46,000	Analog Devices, Inc.(c)	1,357,920
71,000	Applied Materials, Inc.(c)	1,385,210
37,900	Integrated Device Technology, Inc.(b)	338,447
10,000	Novellus Systems, Inc.(b)	210,500

		3,292,077

	Software — 3.8%
16,000	BMC Software, Inc.(b)	520,320
44,500	Compuware Corp.(b)	326,630

1

WESTPEAK 130/30 GROWTH FUND — PORTFOLIO OF INVESTMENTS (CONTINUED)

Investments as of March 31, 2008 (Unaudited)

Shares	Description	Value(†)
21,600	Microsoft Corp.	$613,008

		1,459,958

	Specialty Retail — 4.1%
12,000	Advance Auto Parts	408,600
15,900	Best Buy Co., Inc.	659,214
9,600	GameStop Corp., Class A(b)	496,416

		1,564,230

	Tobacco — 1.4%
7,100	Altria Group, Inc.	157,620
7,100	Philip Morris International, Inc.(b)	359,118

		516,738

	Wireless Telecommunication Services — 2.3%
5,700	Telephone & Data Systems, Inc.	223,839
11,800	United States Cellular Corp.(b)	649,000

		872,839

	Total Common Stocks (Identified Cost $54,139,892)	48,828,067

Principal Amount
Short-Term Investments — 0.5%
$175,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2008 at 1.250% to be repurchased at $175,681 on 4/1/2008, collateralized by $175,000 Federal National Mortgage Association, 5.400% due 12/14/2022 valued at $182,656, including accrued interest(d) (Identified Cost $175,675)	175,675

	Total Investments — 129.1% (Identified Cost $54,315,567)(a)	49,003,742
	Other assets less liabilities—(29.1)%	(11,047,636)

	Net Assets — 100%	$37,956,106

Shares
Common Stocks Sold Short — (28.7%) of Net Assets
	Aerospace & Defense — (0.2%)
3,900	Spirit Aerosystems Holdings, Inc., Class A(b)	(86,502)

	Automobiles — (1.7%)
22,100	Thor Industries, Inc.	(657,917)

	Biotechnology — (1.5%)
9,637	Abraxis Bioscience, Inc.(b)	(569,354)

	Chemicals — (0.5%)
4,200	International Flavors & Fragrances, Inc.	(185,010)

	Commercial Services & Supplies — (1.3%)
13,900	Pitney Bowes, Inc.	(486,778)

	Construction Materials — (2.4%)
21,000	Eagle Materials, Inc.	(746,550)

Shares	Description	Value(†)
2,300	Vulcan Materials Co	(152,720)

		(899,270)

	Electrical Equipment — (0.3%)
1,700	General Cable Corp.(b)	(100,419)

	Energy Equipment & Services — (1.3%)
4,300	Nabors Industries, Ltd.(b)	(145,211)
21,300	Tetra Technologies, Inc.(b)	(337,392)

		(482,603)

	Health Care Providers & Services — (3.5%)
32,000	Omnicare, Inc.	(581,120)
16,200	Quest Diagnostics, Inc.	(733,374)

		(1,314,494)

	Health Care Technology — (0.7%)
7,500	Cerner Corp.(b)	(279,600)

	Machinery — (3.6%)
18,300	Graco, Inc.	(663,558)
26,600	Trinity Industries, Inc.	(708,890)

		(1,372,448)

	Media — (0.5%)
4,400	John Wiley & Sons, Inc.	(174,680)

	Oil, Gas & Consumable Fuels — (1.2%)
6,200	Cabot Oil & Gas Corp.	(315,208)
3,300	Holly Corp.	(143,253)

		(458,461)

	Pharmaceuticals — (1.7%)
41,000	APP Pharmaceuticals, Inc.(b)	(495,280)
12,400	Mylan, Inc.	(143,840)

		(639,120)

	Real Estate Management & Development — (0.4%)
7,300	CB Richard Ellis Group, Inc., Class A(b)	(157,972)

	REITs — (1.0%)
40,800	CapitalSource, Inc.	(394,536)

	Semiconductors & Semiconductor Equipment — (3.3%)
6,800	International Rectifier Corp.(b)	(146,200)
17,300	Microchip Technology, Inc.	(566,229)
92,400	Micron Technology, Inc.(b)	(551,628)

		(1,264,057)

	Specialty Retail — (1.7%)
16,700	Tractor Supply Co.(b)	(659,984)

	Trading Companies & Distributors — (1.9%)
15,500	Fastenal Co.	(711,915)

	Total Common Stocks Sold Short (Proceeds $13,343,067)	(10,895,120)

2

WESTPEAK 130/30 GROWTH FUND — PORTFOLIO OF INVESTMENTS (CONTINUED)

Investments as of March 31, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2008, the net unrealized depreciation on investments based on a cost of $54,315,567 (excludes proceeds received from short sales of $13,343,067) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation (in which there is an excess of value over tax cost):
Investment securities	$1,820,905
Securities sold short	2,753,495
Aggregate gross unrealized depreciation (in which there is an excess of tax cost over value):
Investment securities	(7,132,730)
Securities sold short	(305,548)

Net unrealized depreciation	$(2,863,878)

(b)	Non-income producing security.

(c)	Securities held as collateral for short sales. In short sales transactions, the Fund sells a security it does not own at the current market price and delivers to the buyer a security that the Fund has borrowed in anticipation of a decline in the market value of the security. To complete, or close out, the short sale transaction, the Fund buys the same security in the market and returns it to the lender. Securities sold short represent a liability of the Fund to acquire securities at prevailing market prices in order to return the borrowed security to the lender. Liabilities for securities sold short are reported at market value in accordance with the Fund’s security valuation policies.

The Fund will realize a gain on a short position when the market price of the security goes down after the date of the short sale and it replaces the borrowed security at the lower market price. Conversely, if the market price of the security goes up after the date of the short sale, the Fund will realize a loss on the date on which it replaces the borrowed security at the higher market price. Because losses arise from an increase in the market price of the security sold short, the amount of loss realized by the Fund is theoretically unlimited. The Fund is also required to repay the lender of the security any dividends that accrue on the security during the period of the loan and will also bear other costs, such as charges for the prime brokerage account, in connection with short positions. These costs are reported as expenses in the Statement of Operations.

Until the Fund replaces the borrowed security, the Fund is required to maintain, in a segregated account at the Fund’s custodian bank, cash or securities at least equal to 300% of the value of the Fund’s liabilities for securities sold short. The securities held as collateral are assets of the Fund and are part of the Portfolio of Investments.

The risks associated with short sale transactions include (but are not limited to) the Fund not always being able to borrow a security it wants to sell short and the Fund having to replace the borrowed security at a time when the market value of the security has gone up in order to cover a short position.

3

WESTPEAK 130/30 GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2008 (Unaudited)

(d)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements where by the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Long Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$49,003,742
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$49,003,742

Short Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	($10,895,120)
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	($10,895,120)

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)
*	Health Care Providers & Services	14.8%
*	Aerospace & Defense	11.4
	Computers & Peripherals	11.1
*	Energy Equipment & Services	6.0
	Electronic Equipment & Instruments	5.4
*	Semiconductors & Semiconductor Equipment	5.4
*	Chemicals	4.9
	IT Services	4.4
	Software	3.8
	Multiline Retail	3.8
*	Machinery	3.6
	Hotels, Restaurants & Leisure	3.6
	Life Sciences Tools & Services	3.1
	Communications Equipment	2.7
*	Media	2.7
	Internet & Catalog Retail	2.6
*	Specialty Retail	2.4
	Wireless Telecommunication Services	2.3
	Internet Software & Services	2.1
*	Other, less than 2% each	3.8

*	Net of securities sold short.

4

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008